Subsequent Events Subsequent Events (Details) (USD $)	8 Months Ended						8 Months Ended		9 Months Ended	1 Months Ended
	Sep. 30, 2012 property sqft	Oct. 31, 2012	Oct. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 10, 2012 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member] Subsequent Event [Member]	Oct. 31, 2012 Common Stock [Member] Subsequent Event [Member]	Oct. 31, 2012 Issuance of Equity [Member] Common Stock [Member] Subsequent Event [Member]	Sep. 30, 2012 2012 Acquisitons [Member] property sqft		Oct. 31, 2012 October Acquisitions [Member] property sqft		Oct. 31, 2012 Subsequent Event [Member] sqft property
Subsequent Event [Line Items]
Number of Real Estate Properties	1										1		3		4
Common stock, shares outstanding	374,760	2,824,010	2,824,010
Common Stock, Value, Outstanding	$ 9,300,000		$ 70,500,000
Share Price				$ 25	$ 25.00	$ 25.00
Stock Issued During Period, Value, New Issues	(9,004,000)						(4,000)	(9,004,000)	(69,997,000)	60,993,000
Business Acquisition, Cost of Acquired Entity, Purchase Price											$ 1,125,000	[1]	$ 8,646,000	[1]	$ 9,771,000	[1]
Area of Real Estate Property	9,026										9,026		62,731		71,757

[1]	(1) Contract purchase price, excluding acquisition and transaction related costs.